Real Estate Owned, Net - Narratives - Leases (Details) - Lease	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jul. 30, 2018
Real Estate
Number Of Lease Remaining			4
Ground Lease
Real Estate
Weighted average remaining lease term — operating lease (years)	64 years 7 months 6 days	68 years 3 months 18 days
Base Rent Renewal Term	5 years	5 years
Percent of Fair Market Value of Land	9.00%	9.00%
Multi Tenant Office Building | Minimum
Real Estate
Weighted average remaining lease term — operating lease (years)			6 years 3 months 18 days
Multi Tenant Office Building | Maximum
Real Estate
Weighted average remaining lease term — operating lease (years)			8 years 9 months 18 days